24. Post-Employment Benefits (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Increase by 1%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	R$ (382,458)
Impacts on the obligations of healthcare program	(182,573)
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	79,801
Impact on cost of service for the following financial year of healthcare program	82
Sensitivity of the service cost
Impacts on the obligations of the pension	(64)
Impacts on the obligations of healthcare program	(2,260)
Decrease in 1%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	587,106
Impacts on the obligations of healthcare program	182,573
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	(74,557)
Impact on cost of service for the following financial year of healthcare program	(918)
Sensitivity of the service cost
Impacts on the obligations of the pension	98
Impacts on the obligations of healthcare program	R$ 2,260